Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Jan. 03, 2017	Aug. 31, 2015	Aug. 31, 2017	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2025
C000256523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		$ 5,000,000			$ 5,373,065.18		$ 6,336,931.99		$ 7,459,971.36		$ 7,989,079.91		$ 10,826,365.82		$ 14,104,367.79		$ 12,015,532.76		$ 14,232,891.31		$ 17,177,537.35	$ 20,731,978.37
C000256524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with contingent deferred sales charge)
Accumulated Value		10,000.01			10,625.44		12,398.03		14,456.96		15,329.83		20,559.65		26,502.25		22,392.21		26,261.06		31,393.68	37,524.67
C000256525 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value		9,425			10,100.21		11,881.64		13,965.75		14,921.38		20,169.87		26,224.89		22,332.3		26,392.67		31,820.79	38,341.42
C000256530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value		9,425			10,118.52		12,129.6		13,476.07		13,255.9		13,780.28		18,765.08		17,641.77		19,191.51		21,896.42	24,555.05
C000256529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with contingent deferred sales charge)
Accumulated Value		10,000.01			10,661.61		12,685.15		13,990.19		13,655.81		14,094.76		19,047.19		17,767.18		19,172.34		21,715.89	24,162.28
C000256527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		5,000,000			5,367,376.96		6,434,150.24		7,148,379.52		7,031,587.62		7,309,751.96		9,953,939.33		9,375,486.16		10,242,658.1		11,725,904.7	13,191,580.58
C000256528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		5,000,000			5,389,985.74		6,478,652.4		7,218,688.95		7,122,426.58		7,424,283.63		10,146,975.76		9,570,930.98		10,448,769.71		11,970,475.32	13,458,559.59
C000256531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		5,000,000			5,085,560.87		5,189,317.32		5,236,164.65		5,488,277.72		5,490,477.83		5,744,594.97		5,555,844.64		5,752,913.24		6,229,230.97	6,583,879.36
C000256534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		5,000,000			5,090,559.3		5,205,283.55		5,253,107.78		5,507,786.02		5,516,074.39		5,770,862.52		5,582,672.48		5,781,248.97		6,260,031.93	6,619,601.46
C000256533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with contingent deferred sales charge)
Accumulated Value		10,000			10,127.74		10,287.31		10,333.13		10,774.93		10,717.96		11,151.02		10,727.75		11,038.42		11,891.65	12,506.05
C000256546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value		9,775			10,834.95		10,978.55		11,593.58		12,507.89		12,454.32		13,495.33		12,119.4		11,726		12,741.91	12,373.01
C000256547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with contingent deferred sales charge)
Accumulated Value		10,000			11,006.44		11,066.86		11,598.26		12,417.12		12,287.43		13,212.17		11,775.22		11,306.06		12,191.09	11,748.21
C000256545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		5,000,000			5,558,649.87		5,647,078.75		5,966,489.15		6,455,446.79		6,449,287.66		7,000,012.45		6,309,131.55		6,104,574.1		6,654,615.66	6,483,097.3
C000256552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value	$ 5,000,000		$ 5,257,287.29			$ 5,407,643.18		$ 5,808,829.59		$ 5,954,668.69		$ 6,597,881.28		$ 5,983,939.01		$ 6,234,858.97		$ 7,026,090.76		$ 7,556,331.95
C000256554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with contingent deferred sales charge)
Accumulated Value	10,000		10,443.45			10,635.19		11,310.78		11,569.34		12,670.75		11,377.78		11,713.3		13,057.27		13,898.87
C000256553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value	9,775.17		10,263.49			10,530.1		11,281.82		11,533.32		12,738.26		11,522.83		11,968.8		13,452.04		14,425
C000256625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value		9,425			9,796.77		11,646.97		12,812.98		11,708.06		13,672.86		18,531.22		16,853.3		19,307.42		23,527.35	28,867.43
C000256626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with contingent deferred sales charge)
Accumulated Value		10,000.01			10,322.33		12,180.52		13,294.56		12,053.47		13,961.94		18,783.33		16,964.04		19,290.11		23,316.29	28,411.01
C000256627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		5,000,000			5,225,363.15		6,241,176.01		6,894,747.8		6,326,786.98		7,425,370.92		10,105,607.63		9,229,977.23		10,618,605.29		12,982,882.67	15,989,241.91
C000256624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		5,000,000			5,224,843.49		6,241,187.22		6,896,310.48		6,331,794.84		7,426,771.71		10,107,793.09		9,231,947.47		10,622,034.02		12,984,987.04	15,986,722.97
S And P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value		10,000			11,255		13,082		15,655		16,112		19,647		25,770		22,876		26,524		33,721	39,076
Bloomberg U S Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Total Return Index
Accumulated Value	10,000	10,000			10,596.60771		10,648.79824		10,537.05095		11,608.92801		12,360.42613		12,350.00279		10,927.78518		10,797.39177		11,585.24578	11,948.58061
Bloomberg One to Three Year Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg One- to Three-Year Government/Credit Index
Accumulated Value		10,000			10,149.72694		10,241.17373		10,256.91664		10,730.73507		11,123.95973		11,167.30408		10,722.99487		10,891.10192		11,572.00496	12,109.02751
Bloomberg Municipal Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Total Return Index
Accumulated Value		10,000			10,688		10,782		10,835		11,780		12,161		12,574		11,488		11,684		12,396	12,405
Bloomberg High Yield Municipal Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg High Yield Municipal Total Return Index
Accumulated Value		10,000			11,338		11,593		12,313		13,520		13,651		15,312		13,771		13,843		15,557	15,324
ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. High Yield Index
Accumulated Value	$ 10,000		$ 10,468.72165			$ 10,810.27578		$ 11,521.67609		$ 11,948.94776		$ 13,175.03595		$ 11,801.49168		$ 12,628.44827		$ 14,204.08654		$ 15,362.19274
MSCI All Country World NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World NR Index
Accumulated Value		10,000			10,724		12,560		13,993		13,954		16,260		20,916		17,594		20,048		24,748	28,656
MSCI World NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World NR Index
Accumulated Value		10,000			10,668		12,395		14,019		14,056		16,415		21,301		18,090		20,913		26,023	30,103
Russell 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Total Return Index
Accumulated Value		10,000			11,054		13,355		16,992		17,718		25,574		32,869		26,605		32,441		42,418	51,995
Russell 1000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Total Return Index
Accumulated Value		$ 10,000			$ 11,292		$ 12,600		$ 14,171		$ 14,258		$ 14,378		$ 19,618		$ 18,397		$ 19,978		$ 24,203	$ 26,461